As filed with the U.S. Securities and Exchange Commission on January 17, 2019

Securities Act File No. 033-97598

Investment Company Act File No. 811-09102

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 495	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 497	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Incorporated

2405 York Road

Suite 201

Lutherville-Timonium, MD 21093

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(January 17, 2019)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares, Inc.:

iShares Core MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Edge MSCI Min Vol Emerging Markets ETF

iShares Edge MSCI Min Vol Global ETF

iShares Edge MSCI Multifactor Emerging Markets ETF

iShares ESG MSCI EM ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI Brazil ETF

iShares MSCI BRIC ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI Colombia ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Eurozone ETF

iShares MSCI France ETF

iShares MSCI Frontier 100 ETF

iShares MSCI Germany ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Silver Miners ETF

iShares MSCI Hong Kong ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Russia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Taiwan ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI World ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 495 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of January, 2019.

iSHARES, INC.

By:
Martin Small*
President
Date: January 16, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 495 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Director
Date: January 16, 2019

John E. Martinez*
Director
Date: January 16, 2019

Cecilia H. Herbert*
Director
Date: January 16, 2019

John E. Kerrigan*
Director
Date: January 16, 2019

Robert S. Kapito*
Director
Date: January 16, 2019

Madhav V. Rajan*
Director
Date: January 16, 2019

Jane D. Carlin*
Director
Date: January 16, 2019

Drew E. Lawton** Director Date: January 16, 2019

Richard L. Fagnani** Director Date: January 16, 2019

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer
Date: January 16, 2019

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact
Date: January 16, 2019

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 465, filed October 21, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 475, filed July 3, 2017.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase